FINANCIAL INSTRUMENTS - Position of DFIs statements of financial positions, income statements, comprehensive Income (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedge accounting
Financial assets	$ 90,721	$ 109,345
Financial liabilities	589,165	655,067
Financial results	(29,744)	(55,906)	$ 72,619
Other comprehensive loss	(6,393)	(12,075)	(5,357)
Financial Debt: DFI
Hedge accounting
Financial Liabilities, current	19	39
Financial liabilities, non-current		321
Financial liabilities	19	360
Foreign currency exchange effect on financial debts	(1,555)	(3,567)	(4,478)
Interests on financial debt	(147)	(736)	(863)
Financial results	(1,702)	(4,303)	(5,341)
DFI effects classified as hedges	608	666	(799)
Other comprehensive loss	608	666	$ (799)
Other receivables: DFI
Hedge accounting
Financial assets, non-current	201
Financial assets	318
At fair value
Hedge accounting
Financial assets, current		30,790
Financial assets, non-current	201
Financial assets	19,222
Financial liabilities	734	360
At fair value | Financial Debt: DFI
Hedge accounting
Financial Liabilities, current	19	$ 360
At fair value | Other receivables: DFI
Hedge accounting
Financial assets, current	$ 117